RELATED PARTY TRANSACTIONS (Details) - Schedule of Compensation of Key Management Personnel - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation
Salaries and other short-term benefits	£ 13	£ 15	£ 14
Post-employment benefits	0	0	0
Share-based payments	13	15	18
Total compensation	£ 26	£ 30	£ 32